Cumulative Preferred Stock	12 Months Ended
Dec. 31, 2025
Cumulative Preferred Stock [Abstract]
Cumulative Preferred Stock
29. CUMULATIVE PREFERRED STOCK
Authorized:
Unlimited number of First Preferred shares, issuable in
series.
Unlimited number of Second Preferred shares, issuable in
series.
December 31, 2025 December 31, 2024
Annual Dividend Redemption Issued and Net Issued and
Net
Per Share Price per share Outstanding Proceeds Outstanding Proceeds
Series A $ 1.2378 $ 25.00 6,000,000 $
147 4,866,814 $
119
Series B Floating $ 25.00 - $ -
1,133,186 $
28
Series C $ 1.6085 $ 25.00 10,000,000 $
245 10,000,000 $
245
Series E $ 1.1250 $ 25.00 5,000,000 $
122 5,000,000 $
122
Series F $ 1.4372 $ 25.00 8,000,000 $
195 8,000,000 $
195
Series H $ 1.5810 $ 25.00 12,000,000 $
295 12,000,000 $
295
Series J $ 1.0625 $ 25.00 8,000,000 $
196 8,000,000 $
196
Series L $ 1.1500 $ 26.00 9,000,000 $
222 9,000,000 $
222
Total 58,000,000 $
1,422 58,000,000 $
1,422
Characteristics of the First Preferred Shares:
First Preferred Shares
(1)(2)
Annual
Dividend
Rate
(%)
Current
Annual
Dividend
($)
Minimum
Reset
Dividend
Yield (%)
Earliest Redemption
and/or Conversion
Option Date
Redemption
Value
($)
Right to
Convert on
a one for
one basis
Fixed rate reset
(3)(4)
Series A
(5)(6)
4.951 1.2378 1.84 August 15, 2030 25.00
Series B
Series C
6.434 1.6085 2.65 August 15, 2028 25.00
Series D
Series F
(7)
5.749 1.4372 2.63 February 15, 2030 25.00
Series G
Minimum rate reset
(3)(4)
Series H
6.324 1.5810 4.90 August 15, 2028 25.00
Series I
Series J
4.250 1.0625 4.25 May 15, 2026 25.00
Series K
Perpetual fixed rate
Series E
4.500 1.1250 25.00
Series L
(8)
4.600 1.1500 November 15, 2026 26.00
(1) Holders are entitled to receive fixed or
floating cumulative cash dividends when declared
by the Board of Directors of the Company.
(2) On or after the specified redemption dates,
the Company has the option to redeem
for cash the outstanding First Preferred Shares,
in whole or
in part, at the specified per share redemption
value plus all accrued and unpaid dividends
up to but excluding the dates fixed
for redemption.
(3) On the redemption and/or conversion option
date the reset annual dividend per share
will be determined by multiplying $
25.00
per share by
the annual fixed or floating dividend rate, which
for Series A, C, F and H is the sum of the
five-year Government of Canada
Bond Yield on the applicable reset date, plus the applicable reset dividend yield (Series H annual
reset rate must be a minimum of
4.90
per cent).
(4) On each conversion option date, the holders
have the option, subject to certain conditions,
to convert any or all of their Shares into an
equal
number of Cumulative Redeemable First Preferred
Shares of a specified series. The Company
has the right to redeem
the outstanding Preferred Shares, Series B,
D, G and I shares without the consent of
the holder every five years thereafter
for cash, in whole or in
part at a price of $ 25.00
per share plus all accrued and unpaid dividends
up to but excluding the date fixed for redemption
and $
25.50
per share
plus all accrued and unpaid dividends up
to but excluding the date fixed for redemption
in the case
of redemptions on any other date after August
15, 2028, February 15, 2025 and August
15, 2028, respectively. The reset dividend yield for Series
I equals the Government of Treasury Bill Rate on the
applicable reset date, plus
2.54
per cent.
(5) On July 9, 2025, Emera announced that
it would not redeem the outstanding Preferred
Shares, Series A or B shares on August
15, 2025.
During the conversion period between
July 16, 2025 and July 31, 2025, subject to
certain conditions, the holders of Series
A shares had the right,
at their option, to convert all or any of their
Series A shares, on a one-for-one basis
into Series B shares and the holders of
Series B Shares had
the right, at their option, to convert all or any
of their Series B shares, on a one-for-one
basis, into Series A Shares. On August
7, 2025, Emera
announced, after having taken into account
all shares tendered for conversion by holders
of its Series A Shares and Series B Shares,
by the end
of the conversion period, the Company had determined
that there would be outstanding less than 1
million Series B Shares on August 15, 2025.
Therefore, in accordance with certain rights,
privileges, restrictions and conditions attaching
to the Series A Shares and the Series B Shares,
the
Company advised the Holders that no Series
A Shares would be converted into Series
B Shares and all remaining Series B Shares
would
automatically be converted into Series A
Shares on a one-for-one basis on August 15,
2025.
(6) On July 16, 2025, Emera announced that
the annual fixed dividend per share for Series
A shares would reset from $0.5456 to $1.2378
for the
five-year period from and including August
14, 2025.
(7) On January 16, 2025, Emera announced
that the annual fixed dividend per share
for Series F shares would reset from $1.0505
to $
1.4372
for
the five-year period from and including February
15, 2025.
(8) First Preferred Shares, Series L are redeemable
at $
26.00
on or after November 15, 2026 to
November 15, 2027, decreasing $
0.25
each year
until November 15, 2030 and $ 25.00
per share thereafter.
First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends are deducted on the
Consolidated Statements of Income before arriving at “Net income attributable to common shareholders”
and shown on the Consolidated Statement of Changes in Equity as a deduction from retained earnings.
The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary.
In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First
Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.